Financial instruments (Details Narrative) € in Thousands, £ in Thousands, $ in Thousands, $ in Thousands			12 Months Ended
	Dec. 31, 2023 USD ($) Integer	Dec. 31, 2022 USD ($) Integer	Jun. 30, 2023 USD ($) Integer	Jun. 30, 2022 USD ($) Integer	Jun. 30, 2021 USD ($) Integer	Jun. 30, 2023 AUD ($)	Jun. 30, 2023 EUR (€)	Jun. 30, 2023 GBP (£)	Jul. 01, 2022 USD ($)	Jul. 01, 2022 AUD ($)	Jun. 30, 2020 USD ($)
IfrsStatementLineItems [Line Items]
Cash at bank and in hand	$ 100
Cash and cash equivalents	$ 115	$ 3,228	$ 553	$ 1,285	$ 8,604						$ 2,824
Current ratio | Integer	0.37	0.63	0.54	0.93	1.82
Cash reserves	$ 500
Trade and other receivables	5,700
Trade and other payables	18,400
Total borrowings	33,248	$ 31,900	$ 32,388	$ 28,561	$ 23,091
Provisions			1,854	1,161	2,967
Non-current borrowings	$ 30,211		30,004	23,452	22,087
Currency Risk EUR [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents						$ 540	€ 20	£ 30
Trade and other receivables						3,400	1,000	2,600
Currency Risk AUD [Member]
IfrsStatementLineItems [Line Items]
Restricted cash						600
Trade and other payables						5,000	2,000	2,700
Total borrowings						2,900	€ 900
Provisions						700		£ 1,200
Currency risk [member]
IfrsStatementLineItems [Line Items]
Total borrowings			28,600
Non-current borrowings			27,100			$ 1,500
Debtor Finance Facility To Support Working Capital Requirements [Member]
IfrsStatementLineItems [Line Items]
Line of credit, maximum borrowing capacity			2,100
New Facility [Member]
IfrsStatementLineItems [Line Items]
Line of credit, maximum borrowing capacity										$ 2,500
New Facility [Member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate									7.75%	7.75%
New Facility [Member] | Announcement of plan to discontinue operation [member]
IfrsStatementLineItems [Line Items]
Line of credit, maximum borrowing capacity			$ 2,500
New Facility [Member] | Announcement of plan to discontinue operation [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate			7.75%			7.75%	7.75%	7.75%
Trade Finance Facility [Member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Line of credit, maximum borrowing capacity									$ 500
Trade Finance Facility [Member] | Announcement of plan to discontinue operation [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Line of credit, maximum borrowing capacity			$ 500